NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Advances reclassified to convertible notes payable	$ 250,000	$ 0	$ 0	$ 0
Advances to fund operations	179,000	150,000	72,750	600,000
Discount charged to operations	202,196	$ 16,666	286,317	$ 5,556
Chief Executive Officer [Member] | Advances Reclassified to Convertible Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Advances reclassified to convertible notes payable	12,750		92,500
Director [Member] | Advances Reclassified to Convertible Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Advances reclassified to convertible notes payable	$ 210,000		$ 1,275,000
Loans Payable [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%
Advances to fund operations	$ 39,000		$ 95,250
Accrued interest	$ 63		$ 1,308
Loans Payable [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%	6.00%
Advances to fund operations	$ 140,000		$ 745,000	$ 600,000
Accrued interest	$ 1,059		$ 9,174
Binder Convertible Note [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%
Accrued interest	$ 756		$ 1,151
Note amount	$ 50,000		$ 50,000
Payment terms	No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.		No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.
Conversion terms	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).
Beneficial conversion feature			$ 50,000
Discount charged to operations	$ 6,187		$ 9,599
Note dated	Jan. 12, 2016		Jan. 12, 2016
Note due	Jan. 01, 2019		Jan. 01, 2019
Conversion price (in Dollars per share)			$ 0.75
Binder Convertible Note 2 [Member] | Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	10.00%		10.00%
Accrued interest	$ 1,071		$ 773
Note amount	$ 42,500		$ 95,250
Payment terms	No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.		No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.
Conversion terms	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).
Beneficial conversion feature			$ 37,840
Discount charged to operations	$ 4,683		$ 7,263
Note dated	Apr. 08, 2016		Apr. 08, 2016
Note due	Apr. 01, 2019		Apr. 01, 2019
Conversion price (in Dollars per share)			$ 1.07
Koretsky Convertible Note [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	6.00%		6.00%
Accrued interest	$ 13,535		$ 20,597
Note amount	$ 895,000		$ 895,000
Payment terms	No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.		No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable. Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full.
Conversion terms	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).
Beneficial conversion feature			$ 895,000
Discount charged to operations	$ 110,745		$ 171,822
Note dated	Jan. 12, 2016		Jan. 12, 2016
Note due	Jan. 01, 2019		Jan. 01, 2019
Conversion price (in Dollars per share)			$ 0.75
Koretsky Convertible Note 2 [Member] | Director [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	10.00%		10.00%
Accrued interest	$ 9,578		$ 7,100
Note amount	$ 380,000		$ 380,000
Payment terms	No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.		No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable. Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.
Conversion terms	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).
Beneficial conversion feature			$ 338,336
Discount charged to operations	$ 41,867		$ 64,939
Note dated	Apr. 08, 2016		Apr. 08, 2016
Note due	Apr. 01, 2019		Apr. 01, 2019
Conversion price (in Dollars per share)			$ 1.07
Trocki Note [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	15.00%		15.00%	15.00%
Accrued interest	$ 7,562		$ 30,082	$ 2,630
Note amount	$ 200,000		$ 200,000	$ 200,000
Payment terms	On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.		On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.	On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.
Conversion terms	The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).		The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).	The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).
Beneficial conversion feature				$ 200,000
Discount charged to operations	$ 16,667		$ 222,222	$ 66,667
Note due	Apr. 29, 2018		Apr. 29, 2018	Apr. 29, 2018
Conversion price (in Dollars per share)			$ 0.75	$ 0.75
Old Main 10% Notes [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	15.00%		10.00%
Accrued interest	$ 9,817		$ 5,160
Note amount	$ 333,333		$ 333,333
Payment terms	At the earlier of October 18, 2016 or two trading days after the registration statement related to the Company's equity line is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at the Company's option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.		At the earlier of September 18, 2016 or two trading days after the registration statement is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at our option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.
Conversion terms	Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the "Fixed Conversion Price"). The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the "Base Conversion Price"), other than certain exempt issuances. In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.		Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the "Fixed Conversion Price"). The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the "Base Conversion Price"), other than certain exempt issuances. In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.
Discount charged to operations	$ 1,165		$ 4,056
Note dated			Mar. 18, 2016
Conversion price (in Dollars per share)			$ 0.80
Discount recognized			$ 330,188
Old Main 8% Note [Member] | Convertible Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest rate	8.00%		8.00%
Accrued interest	$ 4,033		$ 3,244
Payment terms	At the earlier of February 3, 2017 or the effectiveness of the registration statement related to the Company's equity line, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.		At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.
Conversion terms	Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the "8% Fixed Conversion Price"). The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the "8% Base Conversion Price"), other than certain exempt issuances. In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.		Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the "8% Fixed Conversion Price"). The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the "8% Base Conversion Price"), other than certain exempt issuances. In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.
Discount charged to operations	$ 33,461		$ 8,522
Note dated	Mar. 18, 2016		Mar. 18, 2016
Conversion price (in Dollars per share)			$ 1.07
Discount recognized			$ 172,108